UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04700

                                   The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 3.4%, compared with total returns of 1.4% and 2.2% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 5.1%. The Fund’s NAV per share was $5.74, while the price of the publicly traded shares closed at $5.43 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	15 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	3.40%	(4.98)%	9.15%	7.73%	8.31%	9.24%	10.04%	10.56%
Investment Total Return (c)	5.11	(6.46)	8.38	7.37	7.00	9.03	9.80	10.09
S&P 500 Index	1.35	1.78	11.58	7.01	5.99	7.98	9.28	9.82(d)
Dow Jones Industrial Average	2.18	2.07	10.21	7.50	6.53	8.38	10.08	10.67(d)
Nasdaq Composite Index	(2.41)	0.66	13.31	8.79	7.78	8.61	9.68	8.39(e)

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)  Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d) From August 31, 1986, the date closest to the Fund’s inception for which data is available. (e) From September 30, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended March 31, 2016 (Unaudited)

	Shares	Ownership at March 31, 2016
NET PURCHASES
Common Stocks
Akorn Inc.	35,000	35,000
Alphabet Inc., Cl. C	1,498	2,500
American Express Co.	1,000	417,000
Apple Inc.	6,000	6,000
Ascent Capital Group Inc., Cl. A	1,450	20,000
AutoNation Inc.	3,000	76,300
BioScrip Inc.	992,817	992,817
Blucora Inc.	75,000	75,000
Cempra Inc.	46,491	80,000
Chemtura Corp.	30,000	100,000
CST Brands Inc.	40,000	138,500
DigitalGlobe Inc.	8,000	40,000
DISH Network Corp., Cl. A	11,000	60,900
EchoStar Corp., Cl. A	4,500	54,800
Edgewell Personal Care Co.	9,100	186,600
Forest City Realty Trust Inc., Cl. A	40,000	40,000
Freeport-McMoRan Inc.	14,000	50,000
Gogo Inc.	60,000	130,000
H&R Block Inc.	8,000	35,400
Harris Corp.	5,000	30,002
Integrated Device Technology Inc.	34,500	90,000
Internap Corp.	100,000	100,000
Inventure Foods Inc.	90,000	90,000
Kennametal Inc.	20,000	40,000
KLX Inc.	2,000	25,500
Liberty Global plc, Cl. C	5,000	225,000
Liberty Ventures, Cl. A	11,000	69,330
Loral Space & Communications Inc.	10,000	10,000
Macquarie Infrastructure Corp.	3,700	20,300
Manitowoc Foodservice Inc.(a)	4,000	4,000
MGM Resorts International	11,900	61,900
Mondelēz International Inc., Cl. A	3,000	290,000
Penske Automotive Group Inc.	2,000	32,000
SGL Carbon SE	3,000	9,000
Taylor Morrison Home Corp., Cl. A	10,000	10,000
The Central Europe, Russia, and Turkey
Fund Inc.(b)	2,627	88,970
The Madison Square Garden Co, Cl. A	1,001	102,134
The New Germany Fund Inc.(c)	8,137	131,567
Time Warner Inc.	15,000	201,800
TimkenSteel Corp.	6,000	66,000
T-Mobile US Inc.	7,000	35,000
Tootsie Roll Industries Inc.(d)	3,756	128,942
Tyco International plc	6,000	223,000
United Natural Foods Inc.	20,000	75,000

	Shares	Ownership at March 31, 2016
Vale SA, ADR	6,000	20,000
Viacom Inc., Cl. A	1,000	276,500

NET SALES
Common Stocks
Alere Inc.	(80,050)	37,400
AMETEK Inc.	(8,000)	437,000
AT&T Inc.	(174,114)	205,000
Avon Products Inc.	(20,000)	130,000
Barnes & Noble Inc.	(106,000)	69,000
Baxter International Inc.	(5,000)	22,000
BBA Aviation plc	(110,000)	1,246,553
Bed Bath & Beyond Inc.	(10,000)	—
Biogen Inc.	(3,215)	9,200
Boulder Brands Inc.	(50,000)	—
BT Group plc, Cl. A	(20,000)	934,200
Cablevision Systems Corp., Cl. A	(259,000)	806,000
Church & Dwight Co. Inc.	(5,000)	14,000
CLARCOR Inc.	(5,000)	104,900
CONSOL Energy Inc.	(9,800)	30,200
Corning Inc.	(10,000)	440,000
Coty Inc., Cl. A	(5,000)	100,000
Cullen/Frost Bankers Inc.	(7,000)	9,000
Curtiss-Wright Corp.	(8,000)	262,300
Dana Holding Corp.	(10,000)	234,100
Deere & Co.	(8,605)	274,395
Diebold Inc.	(6,000)	90,000
Discovery Communications Inc., Cl. A	(15,000)	76,600
Donaldson Co. Inc.	(3,907)	354,893
Dr Pepper Snapple Group Inc.	(4,400)	85,400
Eversource Energy	(1,000)	24,000
Exxon Mobil Corp.	(1,000)	57,600
Forest City Enterprises Inc., Cl. A	(40,000)	—
G4S plc	(10,400)	160,000
Genuine Parts Co.	(2,000)	241,400
Greif Inc., Cl. A	(4,300)	134,000
Grupo Televisa SAB, ADR	(7,500)	581,000
Honeywell International Inc.	(2,000)	336,000
Huntsman Corp.	(11,000)	—
IDEX Corp.	(2,000)	257,000
Ingersoll-Rand plc	(6,000)	43,000
Ingredion Inc.	(1,000)	11,000
Interval Leisure Group Inc.	(4,200)	23,000
ITT Corp.	(5,000)	117,000
Ladbrokes plc	(50,000)	629,400
LVMH Moet Hennessy Louis Vuitton SE	(900)	9,700

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended March 31, 2016 (Unaudited)

	Shares	Ownership at March 31, 2016
MasterCard Inc., Cl. A	(1,000)	317,000
McGraw Hill Financial Inc.	(6,300)	105,300
Meredith Corp.	(3,700)	100,300
Methanex Corp.	(31,991)	53,009
Mueller Industries Inc.	(3,200)	40,100
Navistar International Corp.	(85,000)	157,874
NextEra Energy Inc.	(2,500)	13,500
O’Reilly Automotive Inc.	(1,500)	82,000
PACCAR Inc.	(6,000)	69,000
Patterson Companies Inc.	(20,000)	—
Pinnacle Entertainment Inc.	(10,000)	24,000
Post Holdings Inc.	(6,000)	32,500
Precision Castparts Corp.	(8,000)	—
Remy Cointreau SA	(3,000)	40,000
Rogers Communications Inc., New York, Cl. B	(34,000)	437,890
Rollins Inc.	(8,423)	1,729,577
Rolls-Royce Holdings plc, Cl. C	(107,624,700)	—
Rowan Companies plc, Cl. A	(5,000)	135,000
Sensient Technologies Corp.	(8,000)	181,800
SJW Corp.	(5,000)	—
Southwest Gas Corp.	(2,000)	15,000
Spectra Energy Corp.	(8,900)	100,000
Svenska Cellulosa AB, Cl. B	(2,400)	27,600
Swedish Match AB	(6,900)	816,900
T. Rowe Price Group Inc.	(17,500)	103,400
Telecom Italia SpA	(5,000)	570,000
Telephone & Data Systems Inc.	(6,600)	563,700
The ADT Corp.	(13,000)	97,000
The Boeing Co.	(10,000)	60,000
The Estee Lauder Companies Inc., Cl. A	(2,800)	—
The Interpublic Group of Companies Inc.	(3,200)	306,000
The St. Joe Co.	(10,000)	265,000
The Timken Co.	(5,000)	76,000
Tim Participacoes SA, ADR	(4,000)	46,075
Twenty-First Century Fox Inc., Cl. A	(11,000)	560,200
UnitedHealth Group Inc.	(3,000)	84,000
VeriFone Systems Inc.	(5,000)	15,000
Vivendi SA	(25,000)	300,000
Westar Energy Inc.	(2,000)	162,000

(a)	Spin off - 1 share of Manitowoc Foodservice Inc. for every 1 share of The Manitowoc Co. Inc. held.
(b)	Stock dividend - 0.03 shares for every 1 share held.
(c)	Stock dividend - 0.0659239543 shares for every 1 share held. (d) Stock dividend - 0.03 shares for every 1 share held.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.6%
	Food and Beverage — 11.5%
3,000	Ajinomoto Co. Inc.	$67,693
53,541	Brown-Forman Corp., Cl. A	5,712,289
17,975	Brown-Forman Corp., Cl. B	1,769,998
63,800	Campbell Soup Co.	4,069,802
65,000	Chr. Hansen Holding A/S	4,363,442
15,000	Coca-Cola Enterprises Inc.	761,100
100,000	ConAgra Foods Inc.	4,462,000
30,000	Constellation Brands Inc., Cl. A	4,532,700
18,000	Crimson Wine Group Ltd.†	150,840
201,500	Danone SA	14,332,751
652,800	Davide Campari-Milano SpA.	6,525,697
188,000	Diageo plc, ADR	20,279,560
85,400	Dr Pepper Snapple Group Inc.	7,636,468
80,000	Flowers Foods Inc.	1,476,800
76,200	Fomento Economico Mexicano SAB de CV, ADR	7,338,822
50,000	General Mills Inc.	3,167,500
1,848,400	Grupo Bimbo SAB de CV, Cl. A†	5,468,015
41,300	Heineken NV	3,743,181
11,000	Ingredion Inc.	1,174,690
90,000	Inventure Foods Inc.†	508,500
105,000	ITO EN Ltd.	3,316,673
22,800	Kellogg Co.	1,745,340
64,000	Kerry Group plc, Cl. A	5,968,799
9,700	LVMH Moet Hennessy Louis Vuitton SE	1,661,167
45,000	Maple Leaf Foods Inc.	940,712
290,000	Mondelēz International Inc., Cl. A	11,634,800
70,000	Morinaga Milk Industry Co. Ltd.	375,050
42,900	Nestlé SA	3,205,621
198,000	PepsiCo Inc.	20,291,040
39,200	Pernod Ricard SA	4,371,366
32,500	Post Holdings Inc.†	2,235,025
40,000	Remy Cointreau SA	3,036,834
55,333	The Kraft Heinz Co.	4,346,960
117,600	The Coca-Cola Co.	5,455,464
32,000	The Hain Celestial Group Inc.†	1,309,120
3,000	The J.M. Smucker Co.	389,520
42,000	The WhiteWave Foods Co.†	1,706,880
128,942	Tootsie Roll Industries Inc.	4,505,219
50,000	Tyson Foods Inc., Cl. A	3,333,000
341,000	Yakult Honsha Co. Ltd.	15,104,047

		192,474,485

	Financial Services — 7.7%
417,000	American Express Co.	25,603,800
38,500	American International Group Inc.	2,080,925
13,200	Argo Group International Holdings Ltd.	757,548
72,000	Banco Santander SA, ADR	313,920
123	Berkshire Hathaway Inc., Cl. A†	26,254,350
10,000	Calamos Asset Management Inc., Cl. A	84,900
18,800	CIT Group Inc.	583,364

Shares		Market Value
88,000	Citigroup Inc.	$3,674,000
9,000	Cullen/Frost Bankers Inc.	495,990
12,777	Deutsche Bank AG	216,442
6,000	Financial Engines Inc.	188,580
50,000	Fortress Investment Group LLC, Cl. A	239,000
35,400	H&R Block Inc.	935,268
20,000	Hennessy Capital Acquisition Corp. II†	196,400
40,000	Interactive Brokers Group Inc., Cl. A	1,572,800
340,100	Janus Capital Group Inc.	4,975,663
56,800	JPMorgan Chase & Co.	3,363,696
32,400	Kinnevik Investment AB, Cl. A	957,044
125,000	Legg Mason Inc.	4,335,000
95,900	Leucadia National Corp.	1,550,703
14,000	Loews Corp.	535,640
125,000	Marsh & McLennan Companies Inc.	7,598,750
9,000	Moody’s Corp.	869,040
22,000	Och-Ziff Capital Management Group LLC, Cl. A	95,700
20,000	PayPal Holdings Inc.†	772,000
50,000	Quinpario Acquisition Corp. 2†	496,500
124,100	State Street Corp.	7,262,332
17,000	SunTrust Banks Inc.	613,360
103,400	T. Rowe Price Group Inc.	7,595,764
210,500	The Bank of New York Mellon Corp.	7,752,715
20,000	The Charles Schwab Corp.	560,400
12,300	The Dun & Bradstreet Corp.	1,267,884
10,000	The PNC Financial Services Group Inc.	845,700
13,000	W. R. Berkley Corp.	730,600
57,000	Waddell & Reed Financial Inc., Cl. A	1,341,780
235,000	Wells Fargo & Co.	11,364,600

		128,082,158

	Entertainment — 6.4%
76,600	Discovery Communications Inc., Cl. A†	2,193,058
244,800	Discovery Communications Inc., Cl. C†	6,609,600
581,000	Grupo Televisa SAB, ADR	15,954,260
143,123	Media General Inc.†	2,334,336
71,700	Starz, Cl. A†	1,887,861
102,134	The Madison Square Garden Co, Cl. A†	16,991,068
201,800	Time Warner Inc.	14,640,590
40,000	Tokyo Broadcasting System Holdings Inc.	619,841
560,200	Twenty-First Century Fox Inc., Cl. A	15,618,376
367,000	Twenty-First Century Fox Inc., Cl. B	10,349,400
70,000	Universal Entertainment Corp.	1,162,468
276,500	Viacom Inc., Cl. A	12,525,450
300,000	Vivendi SA	6,308,531

		107,194,839

	Cable and Satellite — 5.8%
258,600	AMC Networks Inc., Cl. A†	16,793,484
2,100	Cable One Inc.	917,973
806,000	Cablevision Systems Corp., Cl. A	26,598,000
90,000	Comcast Corp., Cl. A	5,497,200
60,900	DISH Network Corp., Cl. A†	2,817,234

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
54,800	EchoStar Corp., Cl. A†	$2,427,092
3,545	Liberty Global plc LiLAC, Cl. A†	124,288
5,750	Liberty Global plc LiLAC, Cl. C†	217,810
437,890	Rogers Communications Inc., New York, Cl. B	17,524,358
19,310	Rogers Communications Inc., Toronto, Cl. B	773,143
108,800	Scripps Networks Interactive Inc., Cl. A	7,126,400
120,000	Shaw Communications Inc., New York, Cl. B	2,317,200
40,000	Shaw Communications Inc., Toronto, Cl. B	772,743
63,000	Time Warner Cable Inc.	12,891,060

		96,797,985

	Equipment and Supplies — 5.3%
437,000	AMETEK Inc.	21,841,260
7,000	Amphenol Corp., Cl. A	404,740
94,000	CIRCOR International Inc.	4,360,660
354,893	Donaldson Co. Inc.	11,324,636
243,181	Flowserve Corp.	10,799,668
37,400	Franklin Electric Co. Inc.	1,203,158
257,000	IDEX Corp.	21,300,160
43,000	Ingersoll-Rand plc	2,666,430
4,000	Manitowoc Foodservice Inc.†	58,960
40,100	Mueller Industries Inc.	1,179,742
13,000	Sealed Air Corp.	624,130
45,000	Tenaris SA, ADR	1,114,200
10,000	The Greenbrier Companies Inc.	276,400
4,000	The Manitowoc Co. Inc.	17,320
76,000	The Timken Co.	2,545,240
59,600	The Weir Group plc	948,450
125,000	Watts Water Technologies Inc., Cl. A	6,891,250

		87,556,404

	Diversified Industrial — 4.9%
500	Acuity Brands Inc.	109,070
160,000	Ampco-Pittsburgh Corp.	2,225,600
175,100	Crane Co.	9,430,886
149,000	General Electric Co.	4,736,710
134,000	Greif Inc., Cl. A	4,388,500
12,800	Greif Inc., Cl. B	599,040
32,000	Griffon Corp.	494,400
336,000	Honeywell International Inc.	37,648,800
117,000	ITT Corp.	4,316,130
11,000	Jardine Strategic Holdings Ltd.	328,350
40,000	Kennametal Inc.	899,600
50,000	Myers Industries Inc.	643,000
86,000	Park-Ohio Holdings Corp.	3,682,520
9,666	Rayonier Advanced Materials Inc.	91,827
30,000	Rexnord Corp.†	606,600
15,000	Sulzer AG	1,489,782
100,000	Toray Industries Inc.	852,281
12,000	Tredegar Corp.	188,640
46,000	Trinity Industries Inc.	842,260

Shares		Market Value
223,000	Tyco International plc	$8,186,330

		81,760,326

	Health Care — 4.6%
6,000	Agilent Technologies Inc.	239,100
37,400	Alere Inc.†	1,892,814
8,000	Allergan plc†	2,144,240
34,000	Amgen Inc.	5,097,620
22,000	Baxalta Inc.	888,800
22,000	Baxter International Inc.	903,760
10,000	Becton, Dickinson and Co.	1,518,200
9,200	Biogen Inc.†	2,394,944
992,817	BioScrip Inc.†	2,124,628
270,000	Boston Scientific Corp.†	5,078,700
76,300	Bristol-Myers Squibb Co.	4,874,044
80,000	Cempra Inc.†	1,401,600
15,000	DaVita HealthCare Partners Inc.†	1,100,700
20,000	Express Scripts Holding Co.†	1,373,800
28,000	Henry Schein Inc.†	4,833,640
46,800	Indivior plc	109,630
37,000	Johnson & Johnson	4,003,400
5,000	Laboratory Corp. of America Holdings†	585,650
25,000	Mead Johnson Nutrition Co.	2,124,250
27,800	Medtronic plc	2,085,000
95,200	Merck & Co. Inc.	5,037,032
11,000	Mylan NV†	509,850
88,200	Novartis AG, ADR	6,389,208
15,000	Teva Pharmaceutical Industries Ltd., ADR	802,650
84,000	UnitedHealth Group Inc.	10,827,600
4,000	Waters Corp.†	527,680
54,500	William Demant Holding A/S†	5,480,377
8,600	Zimmer Biomet Holdings Inc.	917,018
35,000	Zoetis Inc.	1,551,550

		76,817,485

	Automotive: Parts and Accessories — 4.5%
107,600	BorgWarner Inc.	4,131,840
104,900	CLARCOR Inc.	6,062,171
234,100	Dana Holding Corp.	3,298,469
241,400	Genuine Parts Co.	23,985,504
160,600	Johnson Controls Inc.	6,258,582
180,000	Modine Manufacturing Co.†	1,981,800
82,000	O’Reilly Automotive Inc.†	22,440,120
115,000	Standard Motor Products Inc.	3,984,750
73,000	Superior Industries International Inc.	1,611,840
14,000	Visteon Corp.	1,114,260

		74,869,336

	Consumer Products — 4.3%
130,000	Avon Products Inc.	625,300
15,300	Christian Dior SE	2,775,139
14,000	Church & Dwight Co. Inc.	1,290,520
100,000	Coty Inc., Cl. A	2,783,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
5,000	Crocs Inc.†	$48,100
186,600	Edgewell Personal Care Co.	15,026,898
153,000	Energizer Holdings Inc.	6,198,030
2,100	Givaudan SA	4,118,975
95,000	Hanesbrands Inc.	2,692,300
23,800	Harley-Davidson Inc.	1,221,654
1,270	Hermes International	447,197
5,000	Mattel Inc.	168,100
11,000	National Presto Industries Inc.	921,140
10,000	Oil-Dri Corp. of America	337,800
46,800	Reckitt Benckiser Group plc	4,523,655
27,600	Svenska Cellulosa AB, Cl. B	862,516
816,900	Swedish Match AB	27,732,287

		71,772,611

	Energy and Utilities — 3.8%
11,000	ABB Ltd., ADR	213,620
39,000	Anadarko Petroleum Corp.	1,816,230
59,000	Apache Corp.	2,879,790
80,000	BP plc, ADR	2,414,400
30,000	Cleco Corp.	1,656,300
16,000	CMS Energy Corp.	679,040
185,100	ConocoPhillips	7,453,977
30,200	CONSOL Energy Inc.	340,958
207,500	El Paso Electric Co.	9,520,100
24,000	Eversource Energy	1,400,160
57,600	Exxon Mobil Corp.	4,814,784
140,000	GenOn Energy Inc., Escrow†	0
196,400	Halliburton Co.	7,015,408
4,000	Marathon Oil Corp.	44,560
8,000	Marathon Petroleum Corp.	297,440
20,000	Murphy USA Inc.†	1,229,000
19,000	National Fuel Gas Co.	950,950
13,500	NextEra Energy Inc.	1,597,590
1,000	Niko Resources Ltd., OTC†	181
3,000	Niko Resources Ltd., Toronto†	554
32,400	Oceaneering International Inc.	1,076,976
15,100	Phillips 66	1,307,509
135,000	Rowan Companies plc, Cl. A	2,173,500
28,000	RPC Inc.	397,040
15,000	Southwest Gas Corp.	987,750
100,000	Spectra Energy Corp.	3,060,000
101,000	The AES Corp.	1,191,800
35,000	Weatherford International plc†	272,300
162,000	Westar Energy Inc.	8,036,820

		62,828,737

	Consumer Services — 3.7%
20,000	eBay Inc.†	477,200
43,000	IAC/InterActiveCorp.	2,024,440
205,000	Liberty Interactive Corp. QVC Group, Cl. A†	5,176,250

Shares		Market Value
21,000	Liberty TripAdvisor Holdings Inc., Cl. A†	$465,360
69,330	Liberty Ventures, Cl. A†	2,712,190
1,729,577	Rollins Inc.	46,906,128
97,000	The ADT Corp.	4,002,220
5,500	TripAdvisor Inc.†	365,750

		62,129,538

	Retail — 3.7%
5,000	Advance Auto Parts Inc.	801,700
76,300	AutoNation Inc.†	3,561,684
69,000	Barnes & Noble Inc.	852,840
39,000	Costco Wholesale Corp.	6,145,620
138,500	CST Brands Inc.	5,303,165
117,800	CVS Health Corp.	12,219,394
185,000	Hertz Global Holdings Inc.†	1,948,050
22,100	HSN Inc.	1,156,051
50,000	J.C. Penney Co. Inc.†	553,000
336,000	Macy’s Inc.	14,814,240
32,000	Penske Automotive Group Inc.	1,212,800
33,300	Sally Beauty Holdings Inc.†	1,078,254
17,000	The Cheesecake Factory Inc.	902,530
3,000	Tiffany & Co.	220,140
75,000	United Natural Foods Inc.†	3,022,500
52,000	Walgreens Boots Alliance Inc.	4,380,480
33,200	Wal-Mart Stores Inc.	2,273,868
35,000	Whole Foods Market Inc.	1,088,850

		61,535,166

	Telecommunications — 3.7%
205,000	AT&T Inc.	8,029,850
55,400	BCE Inc.	2,522,916
934,200	BT Group plc, Cl. A	5,910,365
750,000	Cincinnati Bell Inc.†	2,902,500
100,000	Deutsche Telekom AG, ADR	1,791,000
130,000	Gogo Inc.†	1,431,300
30,002	Harris Corp.	2,335,917
36,000	Hellenic Telecommunications Organization SA	325,668
15,000	Hellenic Telecommunications Organization SA, ADR	65,250
264,732	Koninklijke KPN NV	1,109,464
7,040,836	LIME†	72,404
10,000	Loral Space & Communications Inc.†	351,300
22,000	Oi SA, ADR†	7,159
31,053	Sprint Corp.†	108,064
21,000	Telecom Argentina SA, ADR	375,690
570,000	Telecom Italia SpA†	614,877
70,000	Telefonica Brasil SA, ADR	874,300
595,736	Telefonica SA, ADR	6,630,542
563,700	Telephone & Data Systems Inc.	16,961,733
105,000	Telesites SAB†	59,255
25,000	TELUS Corp.	813,859
125,000	Verizon Communications Inc.	6,760,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
40,027	Vodafone Group plc, ADR	$1,282,865

		61,336,278

	Business Services — 3.0%
14,334	Allegion plc	913,219
7,500	Aramark	248,400
20,000	Ascent Capital Group Inc., Cl. A†	296,200
157,000	Clear Channel Outdoor Holdings Inc., Cl. A	737,900
33,000	Contax Participacoes SA	5,874
90,000	Diebold Inc.	2,601,900
40,000	DigitalGlobe Inc.†	692,000
3,000	Edenred	58,272
160,000	G4S plc	437,997
17,300	Jardine Matheson Holdings Ltd.	987,484
88,000	Landauer Inc.	2,910,160
20,300	Macquarie Infrastructure Corp.	1,369,032
317,000	MasterCard Inc., Cl. A	29,956,500
306,000	The Interpublic Group of Companies Inc.	7,022,700
10,000	Vectrus Inc.†	227,500
12,800	Visa Inc., Cl. A	978,944

		49,444,082

	Broadcasting — 2.1%
253,300	CBS Corp., Cl. A, Voting	14,793,987
2,000	Cogeco Inc.	87,623
17,334	Corus Entertainment Inc., OTC, Cl. B	156,996
6,666	Corus Entertainment Inc., Toronto, Cl. B	60,360
16,000	Gray Television Inc.†	187,520
19,250	Liberty Broadband Corp., Cl. A†	1,119,580
62,047	Liberty Broadband Corp., Cl. C†	3,595,624
89,000	Liberty Media Corp., Cl. A†	3,438,070
171,000	Liberty Media Corp., Cl. C†	6,513,390
297,400	MSG Networks Inc., Cl. A†	5,142,046
85,200	Television Broadcasts Ltd.	306,429

		35,401,625

	Specialty Chemicals — 2.1%
10,000	Ashland Inc.	1,099,600
100,000	Chemtura Corp.†	2,640,000
20,000	E. I. du Pont de Nemours and Co.	1,266,400
420,000	Ferro Corp.†	4,985,400
8,000	FMC Corp.	322,960
39,000	H.B. Fuller Co.	1,655,550
73,000	International Flavors & Fragrances Inc.	8,305,210
53,009	Methanex Corp.	1,702,649
250,000	OMNOVA Solutions Inc.†.	1,390,000
181,800	Sensient Technologies Corp.	11,537,028
9,000	SGL Carbon SE†	92,508
2,000	The Chemours Co.	14,000

		35,011,305

Shares		Market Value
	Machinery — 2.1%
12,800	Caterpillar Inc.	$979,712
53,592	CNH Industrial NV	362,282
274,395	Deere & Co.	21,125,671
286,000	Xylem Inc.	11,697,400

		34,165,065

	Aerospace and Defense — 2.0%
275,000	Aerojet Rocketdyne Holdings Inc.†	4,504,500
1,246,553	BBA Aviation plc	3,587,873
35,800	Kaman Corp.	1,528,302
17,500	Northrop Grumman Corp.	3,463,250
1,209,000	Rolls-Royce Holdings plc	11,842,386
60,000	The Boeing Co.	7,616,400

		32,542,711

	Hotels and Gaming — 1.6%
16,000	Accor SA	678,008
45,000	Belmond Ltd., Cl. A†	427,050
90,000	Genting Singapore plc	55,755
8,000	Hyatt Hotels Corp., Cl. A†	395,920
9,095	International Game Technology plc	165,984
23,000	Interval Leisure Group Inc.	332,120
629,400	Ladbrokes plc	1,054,936
43,000	Las Vegas Sands Corp.	2,222,240
4,569,500	Mandarin Oriental International Ltd.	6,214,520
70,000	MGM China Holdings Ltd.	107,021
61,900	MGM Resorts International†	1,327,136
24,000	Pinnacle Entertainment Inc.†	842,400
188,800	Ryman Hospitality Properties Inc.	9,719,424
29,000	Starwood Hotels & Resorts Worldwide Inc.	2,419,470
200,000	The Hongkong & Shanghai Hotels Ltd.	212,186
4,000	Wyndham Worldwide Corp.	305,720
2,500	Wynn Resorts Ltd.	233,575

		26,713,465

	Wireless Communications — 1.4%
105,000	America Movil SAB de CV, Cl. L, ADR	1,630,650
9,000,000	Cable & Wireless Communications plc	9,959,642
42,000	Millicom International Cellular SA, SDR	2,295,495
150,000	NTT DoCoMo Inc.	3,401,973
46,075	Tim Participacoes SA, ADR	509,590
35,000	T-Mobile US Inc.†	1,340,500
104,600	United States Cellular Corp.†	4,779,174

		23,917,024

	Electronics — 1.4%
20,610	Bel Fuse Inc., Cl. A	288,231
7,000	Emerson Electric Co.	380,660
4,000	Hitachi Ltd., ADR	187,520
90,000	Integrated Device Technology Inc.†	1,839,600
54,000	Intel Corp.	1,746,900
34,170	Koninklijke Philips NV	975,553
2,400	Mettler-Toledo International Inc.†	827,424

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
41,000	TE Connectivity Ltd.	$2,538,720
240,000	Texas Instruments Inc.	13,780,800

		22,565,408

	Environmental Services — 1.3%
35,000	Pentair plc	1,899,100
230,800	Republic Services Inc.	10,997,620
157,400	Waste Management Inc.	9,286,600

		22,183,320

	Aviation: Parts and Services — 1.3%
31,000	B/E Aerospace Inc.	1,429,720
262,300	Curtiss-Wright Corp.	19,848,241
25,500	KLX Inc.†.	819,570

		22,097,531

	Publishing — 1.2%
1,500	Graham Holdings Co., Cl. B	720,000
6,250	Journal Media Group Inc.	74,750
105,300	McGraw Hill Financial Inc.	10,422,594
100,300	Meredith Corp.	4,764,250
125,000	News Corp., Cl. A	1,596,250
148,600	News Corp., Cl. B	1,968,950
25,000	The E.W. Scripps Co., Cl. A	389,750

		19,936,544

	Computer Software and Services — 0.8%
2,500	Alphabet Inc., Cl. C†	1,862,375
75,000	Blucora Inc.†	387,000
6,000	Check Point Software Technologies Ltd.†	524,820
25,000	Fortinet Inc.†	765,750
100,000	Internap Corp.†	273,000
23,000	InterXion Holding NV†	795,340
62,000	NCR Corp.†	1,855,660
20,900	Rockwell Automation Inc.	2,377,375
15,000	VeriFone Systems Inc.†	423,600
130,000	Yahoo! Inc.†	4,785,300

		14,050,220

	Telecommunication Services — 0.7%
76,800	Liberty Global plc, Cl. A†	2,956,800
225,000	Liberty Global plc, Cl. C†	8,451,000

		11,407,800

	Agriculture — 0.6%
200,000	Archer Daniels Midland Co.	7,262,000
16,000	Monsanto Co.	1,403,840
12,800	Syngenta AG, ADR	1,060,096
10,000	The Mosaic Co.	270,000

		9,995,936

Shares		Market Value
	Communications Equipment — 0.6%
440,000	Corning Inc.	$9,191,600

	Metals and Mining — 0.5%
37,400	Agnico Eagle Mines Ltd.	1,352,384
110,000	Alcoa Inc.	1,053,800
54,000	Barrick Gold Corp.	733,320
30,000	Cliffs Natural Resources Inc.†	90,000
50,000	Freeport-McMoRan Inc.	517,000
4,800	Materion Corp.	127,104
50,000	New Hope Corp. Ltd.	50,209
143,600	Newmont Mining Corp.	3,816,888
66,000	TimkenSteel Corp.	600,600
140,000	Turquoise Hill Resources Ltd.†	355,600
20,000	Vale SA, ADR	84,200

		8,781,105

	Automotive — 0.5%
95,746	General Motors Co.	3,009,297
157,874	Navistar International Corp.†	1,976,582
69,000	PACCAR Inc.	3,773,610

		8,759,489

	Real Estate — 0.4%
40,000	Forest City Realty Trust Inc., Cl. A	843,600
56,000	Griffin Industrial Realty Inc.	1,375,360
265,000	The St. Joe Co.†	4,544,750

		6,763,710

	Transportation — 0.4%
139,800	GATX Corp.	6,640,500

	Building and Construction — 0.3%
18,000	Assa Abloy AB, Cl. B	355,200
80,000	Fortune Brands Home & Security Inc.	4,483,200
45,000	Layne Christensen Co.†	323,550
10,000	Taylor Morrison Home Corp., Cl. A†	141,200

		5,303,150

	Closed-End Funds — 0.2%
4,285	Royce Global Value Trust Inc.	31,580
30,000	Royce Value Trust Inc.	351,300
88,970	The Central Europe, Russia, and Turkey Fund Inc.	1,652,168
131,567	The New Germany Fund Inc.	1,853,779

		3,888,827

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	797,550
30,000	Nobility Homes Inc.†	417,750
50,000	Skyline Corp.†	463,500

		1,678,800

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Pharmaceuticals — 0.1%
35,000	Akorn Inc.†	$823,550

	Real Estate Investment Trusts — 0.0%
29,000	Rayonier Inc.	715,720

	Information Technology — 0.0%
6,000	Apple Inc.	653,940

	TOTAL COMMON STOCKS	1,577,787,775

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc.,
	6.750%, Ser. B	1,018,500

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	4,227

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$ 2,000,000	Griffon Corp., Sub. Deb.,
	4.000%, 01/15/17(a)	2,307,500

	U.S. GOVERNMENT OBLIGATIONS — 5.2%
	U.S. Treasury Bills — 5.2%
87,550,000	U.S. Treasury Bills,
	0.025% to 0.476%††,
	04/07/16 to 09/29/16	87,537,881

	TOTAL INVESTMENTS — 100.0% (Cost $1,041,180,947)	$1,668,655,883

		Market Value
	Aggregate tax cost	$1,052,421,393

	Gross unrealized appreciation	$690,407,433
	Gross unrealized depreciation	(74,172,943)

	Net unrealized appreciation/depreciation	$616,234,490

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of the Rule 144A security amounted to $2,307,500 or 0.14% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	82.8%	$1,382,093,615
Europe	13.2	219,703,706
Latin America	2.5	41,202,191
Japan	1.5	25,087,547
Asia/Pacific	0.0	568,824

Total Investments	100.0%	$1,668,655,883

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$20,607,638	$14,793,987	—	$35,401,625
Electronics	22,277,177	288,231	—	22,565,408
Energy and Utilities	62,828,556	181	$0	62,828,737
Manufactured Housing and Recreational Vehicles	1,261,050	417,750	—	1,678,800
Other Industries (a)	1,455,313,205	—	—	1,455,313,205
Total Common Stocks	1,562,287,626	15,500,149	0	1,577,787,775
Convertible Corporate Bonds (a)	—	2,307,500	—	2,307,500
Convertible Preferred Stocks (a)	1,018,500	—	—	1,018,500
Warrants (a)	4,227	—	—	4,227
U.S. Government Obligations	—	87,537,881	—	87,537,881
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,563,310,353	$105,345,530	$0	$1,668,655,883

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the period ended March 31, 2016, common stock was transferred from Level 1 to Level 2 due to a decline in market activity (e.g. frequency of trades) which resulted in a lack in available market inputs to determine price. The beginning of the period value of the securities that transferred from Level 1 to Level 2 during the period amounted to $13,865,119 or 1.11% of net assets as of December 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2016, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

(“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At March 31, 2016, the Fund held no investments in equity futures contracts.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2016, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

   GABELLI.COM

DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman & Chief Executive Officer,	President
GAMCO Investors, Inc.
Chairman and	Andrea R. Mango
Chief Executive Officer,	Secretary & Vice President
Associated Capital Group, Inc.
Agnes Mullady
Anthony J. Colavita	Treasurer
President,
Anthony J. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
James P. Conn
Former Managing Director &	Carter W. Austin
Chief Investment Officer,	Vice President
Financial Security Assurance
Holdings Ltd.	Molly A.F. Marion
Vice President & Ombudsman
Frank J. Fahrenkopf, Jr.
Former President &	David I. Schachter
Chief Executive Officer,	Vice President
American Gaming Association
INVESTMENT ADVISER
Arthur V. Ferrara
Former Chairman &	Gabelli Funds, LLC
Chief Executive Officer,	One Corporate Center
Guardian Life Insurance	Rye, New York 10580-1422
Company of America
CUSTODIAN

The Bank of New York Mellon
William F. Heitmann
Former Senior Vice President of Finance,	COUNSEL
Verizon Communications, Inc.
Willkie Farr & Gallagher LLP
Anthony R. Pustorino
Certified Public Accountant,	TRANSFER AGENT AND
Professor Emeritus,	REGISTRAR
Pace University	Computershare Trust Company, N.A.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GAB Q1/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

*  Print the name and title of each signing officer under his or her signature.